Velocity Commercial Capital Loan Trust 2021-1 ABS-15G

Exhibit 99.06

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	2	66.67%
Delinquency, No Missing Data	1	33.33%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	3	100.00%